Other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current assets [Abstract]
Share issuances proceeds	$ 1,581	$ 0
Advanced loan proceeds	0	2,320
Provincial sales tax receivable	122	10,023
Interest receivable	0	75
Other receivables	97	1
GST receivable	4,743	11,235
Other receivables	$ 6,543	$ 23,654